Share-Based Compensation - Schedule of Company’s Restricted Stock Unit Activity (Details) - Restricted Stock Unit Activity [Member] - $ / shares		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, outstanding	739
Weighted-average grant date fair value, outstanding	$ 48.9
Weighted-average remaining vesting period, outstanding	2 months 12 days
Number of shares, granted
Weighted-average grant date fair value, granted
Weighted- Average Remaining Vesting Period, granted
Number of shares, vested		(739)
Weighted-average grant date fair value, vested		$ 48.9
Weighted- Average Remaining Vesting Period, vested
Number of shares, forfeited
Weighted-average grant date fair value, forfeited
Weighted- Average Remaining Vesting Period, forfeited